Share Capital and Reserves - Summary of Treasury Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Treasury Shares and Own Shares [Line Items]
At 1 January	$ (195)
Cancellation of Treasury Shares	0	$ 0	$ 0
At 31 December	(297)	(195)
Treasury Shares/own shares
Disclosure of Treasury Shares and Own Shares [Line Items]
At 1 January	(195)	(386)
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	173	117
Shares acquired by CRH plc (Treasury Shares)	(1,170)	(880)
Shares acquired by Employee Benefit Trust (own shares)	(8)	(16)
Treasury Shares/own shares reissued	24	19
Cancellation of Treasury Shares	879	951	150
At 31 December	$ (297)	$ (195)	$ (386)
Number of shares issued [abstract]
At 1 January	3,720,563	10,320,739
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	(3,502,924)	(3,254,236)
Shares acquired by CRH plc (Treasury Shares)	29,755,861	17,829,602
Shares acquired by Employee Benefit Trust (own shares)	189,088	345,981
Treasury Shares/own shares reissued	(449,703)	(521,523)
Cancellation of Treasury Shares	(22,000,000)	(21,000,000)
Treasury Shares	7,398,112	3,476,859
Own shares	314,773	243,704
At 31 December	7,712,885	3,720,563	10,320,739